Consolidated income statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated income statements [Abstract]
Revenue	$ 1,011,452	$ 1,043,822	$ 1,008,381
Other operating income	93,774	132,557	80,844
Employee benefit expenses	(32,246)	(15,130)	(18,854)
Depreciation, amortization, and impairment charges	(310,755)	(362,697)	(310,960)
Other operating expenses	(261,776)	(310,642)	(301,444)
Operating profit	500,449	487,910	457,967
Financial income	4,121	36,444	1,007
Financial expense	(407,990)	(425,019)	(463,717)
Net exchange differences	2,674	1,597	(4,092)
Other financial income/(expense), net	(1,153)	(8,235)	18,434
Financial expense, net	(402,348)	(395,213)	(448,368)
Share of profit/(loss) of associates carried under the equity method	7,457	5,231	5,351
Profit/(loss) before income tax	105,558	97,928	14,950
Income tax	(30,950)	(42,659)	(119,837)
Profit/(loss) for the year	74,608	55,269	(104,887)
Loss/(profit) attributable to non-controlling interests	(12,473)	(13,673)	(6,917)
Profit/(loss) for the year attributable to the Company	$ 62,135	$ 41,596	$ (111,804)
Weighted average number of ordinary shares outstanding (in shares)	101,063	100,217	100,217
Basic and diluted earnings per share (in dollars per share)	$ 0.61	$ 0.42	$ (1.12)